Shareholders' Equity Weighted-average Assumptions (Details)	12 Months Ended
Dec. 31, 2015
Shareholders' Equity [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	26.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%